OTHER INTANGIBLE ASSETS, NET (Details 1) $ in Thousands	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 442
2017	190
2018	143
2019	41
Amortized cost	$ 816